Other Current Assets (Details) - Schedule of Other Current Assets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable	¥ 49,400,170		¥ 34,041,675
Deposits	2,983,097		2,361,968
Others	1,364,354		1,504,449
Total	¥ 53,747,621	$ 7,541,621	¥ 37,908,092